NON-CONTROLLING INTERESTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jan. 02, 2015
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)	40.00%	40.00%
Capital injection from minority shareholders			¥ 796	¥ 163
Noncontrolling Interest, Decrease from Deconsolidation	¥ 758
Minority Interest Decrease From Reconsolidatation Of Deconsolidated Entities				¥ 3,351
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	40.00%	40.00%
Huanyu Liren and Suzhou Jiaxue [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non Controlling Interests, Purchase Of Interests, Consideration Transferred | $		$ 798
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		100.00%
Guangzhou ZS Career Enhancement [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)					31.00%
Percentage of economic interest rerecognized				5.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					31.00%
Shenyang K-12 [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)	10.00%	10.00%			10.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	10.00%	10.00%			10.00%
Taishidian Holding [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)					36.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					36.00%
Ambow Jingxue [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)				36.00%	23.00%
Noncontrolling Interest, Decrease from Deconsolidation				¥ 5,845
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				36.00%	23.00%
Shanghai Tongguo Education Technology Co [Member]
NON-CONTROLLING INTERESTS [Line Items]
Capital injection from minority shareholders				¥ 163
Suzhou Ambow Jiaxue Education and Investment Co., Ltd [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)			40.00%
Non-controlling interest acquired			¥ 400
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			40.00%
Shanghai Huanyu Liren Ducation Training Co., Ltd [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)			40.00%
Non-controlling interest acquired			¥ 396
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			40.00%
Shanghai Tongguo [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)				0.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				0.00%